RELATED PARTY TRANSACTIONS (Tables) (10-K)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of transactional warrants under the terms of our financial advisor agreement with HC
In connection with the issuance of convertible debt in 2012 we issued the transactional warrants listed below under the terms of our financial advisor agreement with HC.

Date of Warrants	Number of Shares Under Warrants	Exercise Price of Warrant	Expiration Date of Warrant
		(1)
January 2012	1,250	Exercisable immediately at $30.00 per share (2)	January 2017
January 2012	5,563	Exercisable immediately at $20.00 per share (2)	January 2017
May 2012	63	Exercisable immediately at $20.00 per share (2)	May 2017
July 2012	711	Exercisable immediately at $14.00 per share	July 2017
August 2012	268	Exercisable immediately at $14.00 per share	August 2017

(1)	All of the transactional warrants contain full ratchet antidilution provisions and require the holders to provide us with at least 61 days notice prior to conversion or exercise to the extent the holder would have a beneficial ownership interest in our common stock in excess of 4.99% of our outstanding common stock immediately after conversion or exercise.

(2)	As a result of the July 31, 2012, issuances of convertible debt and related warrants, the exercise prices on these transactional warrants were reduced under the full ratchet antidilution provisions included in the transactional warrants, to $14.00 per share and the number of underlying shares increased to equal the number of original underlying shares times the initial exercise price divided by $14.00 per share.

Schedule of other transactions and balances with HC and Halpern Entities
Other transactions with Mr. Halpern, HC and Halpern Entities are summarized below (in thousands):

	2012	2011
Success fees earned by HC under financial advisor agreement payable in cash	$164	$26
Proceeds received from Mr. Halpern and Halpern Entities upon issuance of convertible debt and related warrants	213	1,739
Interest earned by Halpern Entities on convertible debt	302	225
Payments to HC relevant to HC's class 6 general unsecured creditor claim	256	754